PGIM Securitized Income ETF Investment Strategy - PGIM Securitized Income ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in securitized credit investments and other similar credit instruments, including derivative instruments that provide exposure to securitized credit investments and other similar credit instruments.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.Securitized credit investments are also referred to as “structured product securities” or “structured products.” For purposes of the Fund’s 80% policy, securitized credit investments include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”) (including collateralized debt obligations (“CDOs”) such as collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”)), and other similar securities and related instruments. In addition, the Fund employs a duration overlay (as described below), consisting of longer-duration fixed-income instruments, and may use derivatives, including but not limited to, U.S. Treasury futures, interest rate swaps and options on interest rate instruments. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Duration Overlay. The Fund will seek to maintain a weighted average portfolio duration within a year of the duration of the short-and intermediate-term U.S. Treasury market, as measured by the Manager and subadviser. Accordingly, the Fund expects to use longer duration fixed income instruments and derivative instruments, such as futures, forwards, options, swaps (including interest rate swaps), options on swaps, and U.S. Treasury futures, in seeking to align or maintain its target portfolio duration profile with that of the short-and-intermediate term U.S. treasury market. The Fund’s actual duration may vary over time based on market conditions, the characteristics of the collateral underlying the structured product securities held by the Fund, and the performance and availability of derivatives used for duration management. Duration measures the sensitivity of a debt security's (or portfolio's) value to changes in interest rates. Generally, investments with longer durations are more sensitive to interest rate changes than investments with shorter durations. As of August 31, 2026, the weighted average duration of the short-and intermediate-term U.S. Treasury market, as measured by the subadviser, was approximately 2.58 years. Agency MBS are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook based on the underlying collateral of the security, the origination and servicing of the collateral and the inherent structure of the security. The rating and outlook are determined based on a thorough review of the financial health and trends of the investment. The subadviser may also consider investment factors such as a review of the financial health and trends of the issuer, expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser may also utilize proprietary quantitative tools (i.e., databases, data visualizations, data reporting, stochastic models, portfolio asset allocation and risk models) to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management. These proprietary quantitative tools are not used as a substitute for the discretion of portfolio managers, risk managers or researchers. The Fund may invest in investment-grade and non-investment grade debt securities. Investment-grade debt securities are debt securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”).A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company. In addition to investing in rated securities, the Fund may invest in unrated securities that the subadviser determines are of comparable quality to the rated securities that are permissible investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from a NRSRO. Debt securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or the equivalent by another NRSRO are considered to be speculative with respect to their capacity to pay interest and principal and are commonly referred to as high-yield debt securities or “junk bonds.” These securities tend to offer higher yields, but also offer greater credit risks than higher-rated securities. Securities rated Caa1 or lower by Moody's or CCC+ or lower by S&P, or the equivalent by another NRSRO are speculative and of poor standing and may either be in default or risk of default on principal or interest payments. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund may invest in the aggregate up to 35% of its investable assets in non-U.S. fixed income instruments (including emerging markets) and in fixed income instruments that are denominated in non-U.S. dollar currencies (including those of emerging markets). The Fund may invest in foreign debt securities, which include securities that are issued by foreign governments and corporations. Foreign government debt securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities denominated in foreign currencies or U.S. dollars. CLOs and other structured products that are issued in the United States or sponsored by U.S. companies but organized as Cayman or Bermuda companies are not considered non-U.S. fixed income instruments for purposes of this 35% limitation. The Fund may invest in debt obligations issued or guaranteed by the U.S. Government and U.S. Government-related entities. Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps and options on swaps, to seek to enhance returns or reduce (“hedge”) investment risks. Certain derivatives may provide the Fund with leverage (sometimes referred to as “effective leverage”). The Fund may also obtain effective leverage through short sales. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.